Allowance for Finance Receivable Losses (Details Narrative) (10-K) - USD ($) $ in Millions	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses	$ 672	$ 608	$ 587	$ 199	$ 186	$ 176	$ 333	$ 183
Variable Interest Entity, Primary Beneficiary [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for finance receivable losses			$ 431			$ 72